ING EQUITY TRUST

ING Equity Dividend Fund

(“Fund”)

Supplement dated May 6, 2011

to the Funds’ Class A, Class B, Class C, Class I,

and Class W Prospectus dated September 30, 2010

(“Prospectus”)

Effective May 1, 2011 the Fund’s Prospectus was revised as follows:

1.	The section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers
	Robert M. Kloss	David Powers
	Portfolio Manager (since 04/10)	Portfolio Manager (since 12/07)
Christopher F. Corapi
Portfolio Manager (since 05/11)

2.	The following paragraph is added to the section entitled “Management of the Funds — ING Equity Dividend Fund” of the Fund’s Prospectus:

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of Equities, joined ING IM in February 2004. Prior to joining ING IM, Mr. Corapi served as Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JPMorgan Investment Management beginning in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING Equity Dividend Fund

(“Fund”)

Supplement dated May 6, 2011

to the Fund’s Class A, Class B, Class C, Class I, and Class W shares

Statement of Additional Information (“SAI”) dated September 30, 2010

Effective May 1, 2011 the Fund’s SAI was revised as follows:

1.                                           The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Equity Dividend Fund, Growth Opportunities Fund, MidCap Opportunities Fund, and SmallCap Opportunities Fund” in the SAI are amended to delete and replace the information in the tables with respect to Christopher F. Corapi:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher F. Corapi (1)	7	6,088,839,257	2	426,982,634	15	67,483,365

(1)          As of March 31, 2011.

Ownership of Securities

Dollar Range of
Portfolio Manager	Fund	Fund Shares Owned
Christopher F. Corapi	Growth Opportunities Fund	None
	Equity Dividend Fund	None(1)

(1) As of March 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE